Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,904,560.00
Previously Paid Amount	0.00
Total Fee Amount	677.32
Total Offset Amount	0.00
Net Fee	$ 677.32
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A